SUBSEQUENT EVENT (Details) - Subsequent event - Hexin Holding Limited	Jul. 13, 2021 shares
SUBSEQUENT EVENT
Number of shares sold by shareholders	31,980,800
Number of shares owned by shareholders after sale of stock	0